UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8920

Torchlight Value Fund, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue
                        New York, NY 10169
(Address of principal executive offices) (Zip code)

Daniel Heflin
Torchlight Value Fund, Inc.
230 Park Avenue

                        New York, NY 10169
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31

Date of reporting period: July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

There were no proxies that the Fund was eligible to vote during the period. Therefore, there was no attachment to this filing. Any proxies relating to the Fund’s investment program would be voted by Torchlight Value Fund Master LLC and would be described on the Form N-PX for that Registrant.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Torchlight Value Fund, Inc.

By (Signature and Title):	/s/ Daniel Heflin
Daniel Heflin, President and Chief Executive Officer
(Principal Executive Officer)

Date:	August 12, 2014

By (Signature and Title):	/s/ Robert Del Monaco
Robert Del Monaco, Chief Financial Officer
(Principal Financial Officer)

Date:	August 12, 2014